SECURITIES ACT FILE NO. 33-41694


                               ING GOVERNMENT FUND

                          SUPPLEMENT DATED MAY 2, 2002
                             TO THE CLASS A, B AND C
              ING SERIES FUND, INC. PROSPECTUS DATED MARCH 1, 2002


Effective March 1, 2002, the following disclosure replaced the disclosure under the section "ING Government Fund - Investment Strategy" on page 26 of the
Prospectus:

          Under normal market conditions, ING Government Fund invests at least 80% of its assets in U.S. Government securities. U.S. Government securities include securities issued by the U.S. Treasury, individual government agencies and certain organizations created through federal legislation. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the U.S. Securities issued by individual agencies and organizations may be
          backed  by  the  full  faith  and  credit  of  the   federal
          government as to principal or interest but are not direct obligations of the U.S. Treasury. Government securities also include certain mortgage-related securities that are sponsored by a U.S. Government agency or organization and are not direct obligations of the U.S. Government.

          In managing ING Government Fund, Aeltus:

          * Looks to construct an intermediate-term, high-quality portfolio by selecting investments with the potential to enhance the portfolio's overall yield and total return.

          * Uses quantitative computer models to identify attractive investments within the U.S. Government securities markets. As a result, ING Government Fund may, at times, emphasize one type of U.S. Government security rather than another.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                                SECURITIES ACT FILE NO. 33-41694


                               ING GOVERNMENT FUND

                          SUPPLEMENT DATED MAY 2, 2002
                                 TO THE CLASS I
              ING SERIES FUND, INC. PROSPECTUS DATED MARCH 1, 2002


Effective March 1, 2002, the following disclosure replaced the disclosure under the section "ING Government Fund - Investment Strategy" on page 26 of the
Prospectus:

          Under normal market conditions, ING Government Fund invests at least 80% of its assets in U.S. Government securities. U.S. Government securities include securities issued by the U.S. Treasury, individual government agencies and certain organizations created through federal legislation. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the U.S. Securities issued by individual agencies and organizations may be
          backed  by  the  full  faith  and  credit  of  the   federal
          government as to principal or interest but are not direct obligations of the U.S. Treasury. Government securities also include certain mortgage-related securities that are sponsored by a U.S. Government agency or organization and are not direct obligations of the U.S. Government.

          In managing ING Government Fund, Aeltus:

          * Looks to construct an intermediate-term, high-quality portfolio by selecting investments with the potential to enhance the portfolio's overall yield and total return.

          * Uses quantitative computer models to identify attractive investments within the U.S. Government securities markets. As a result, ING Government Fund may, at times, emphasize one type of U.S. Government security rather than another.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE